Intangible Assets (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Patents	$ 208,943	$ 208,943	$ 208,943
Less: Accumulated amortization	121,656	113,321	96,653
Intangible assets, net	$ 87,287	$ 95,622	$ 112,290